Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OHIO NATIONAL FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 25, 2015
International Small-Mid Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small-Mid Company Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities issued by non-U.S. small- and mid-cap companies. For purposes of this policy, small- and mid -capitalization companies will normally be defined as any company with a market capitalization, at the time of purchase, within the total market capitalization of stocks included in the Portfolio's benchmark index, the MSCI ACWI ex USA SMID Cap Index (which was approximately $6.6 million to $16.8 billion as of March 31, 2015). Such definition will be applied at the time of investment and stocks will not need to be sold because a company's market capitalization has grown larger than the range of small- or mid-capitalization stocks in the MSCI ACWI ex USA SMID Cap Index. The Portfolio may invest in companies located throughout the world, in both developed economies and emerging markets. Non-U.S. investments will normally be denominated in foreign currencies. The Portfolio may purchase shares of exchange-traded funds ("ETFs"), derivative contracts (such as options, swaps and futures contracts) and hybrid investments (such as notes linked to underlying securities or indices) in order to implement its investment strategy. The Portfolio may hedge its currency risk by using derivatives such as futures or forward contracts. The Portfolio is managed by Federated Global Investment Management Corp. ("Federated Global") under a subadvisory agreement with the Adviser.

Investments in foreign small and mid-cap companies enable you to further diversify the investments you have in foreign markets. Price changes of small or mid-cap companies do not always follow those of larger companies.

		Federated Global seeks to invest in companies whose stock it perceives to be undervalued relative to the company's competitive position and/or its growth prospects. Federated Global does not focus on a particular investment style (growth and/or value) but rather seeks the best opportunities across the Portfolio's investable universe. Federated Global emphasizes fundamental analysis (bottom-up stock selection) of companies, which may include idea generation from a variety of sources including, but not limited to: meetings with company management, competitors, vendors and customers of potential investments. Key factors in this analysis are evaluation of the quality of company management, industry position, and financial strength and expected future growth in earnings or cash flows. Federated Global also considers the economic environment and outlook in making stock selection decisions, but those factors play a secondary role to bottom-up analysis. The Portfolio may buy securities in initial public offerings. Federated Global may select initial public offerings based on its fundamental analysis of the issuer.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security's price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers organized under the laws of those countries.

ADRs and Domestically Traded Securities of Foreign Issuers Risk — Because the Portfolio may invest in American Depositary Receipts ("ADRs") and other domestically traded securities of foreign companies, the Portfolio's share price may be more affected by the risks of foreign investing.

Smaller Capitalization Company Risk — Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Investment Style Risk — The Portfolio may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Portfolio's style of investing, the Portfolio's Share price may lag that of other funds using a different investment style.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio's net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio's risk of loss and potential for gain.

Initial Public Offering Risk — There is no assurance that a portfolio's investments in initial public offerings ("IPOs") will have a positive effect on performance. The effect of IPOs on portfolio performance depends on such factors as the number of IPOs in a portfolio invested, whether and to what extent the IPOs appreciated in value, and the portfolio's asset base.

Exchange-Traded Funds Risk — An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Portfolio in connection with any such investment.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio's income and the market value of the security.

		Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer's goods or services.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 27.49%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -29.55%. That was for the quarter ended on September 30, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2014
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Portfolio’s investment adviser and sub-adviser elected to change the Portfolio’s broad-based securities market index to the MSCI ACWI ex USA SMID Cap Index from the S&P Developed Small Cap Ex-U.S. Growth Index. The MSCI ACWI ex USA SMID Cap Index is more reflective of the investment strategy of the Portfolio.
International Small-Mid Company Portfolio | International Small-Mid Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,432
2005	rr_AnnualReturn2005	28.99%
2006	rr_AnnualReturn2006	26.35%
2007	rr_AnnualReturn2007	17.48%
2008	rr_AnnualReturn2008	(51.30%)
2009	rr_AnnualReturn2009	46.05%
2010	rr_AnnualReturn2010	19.73%
2011	rr_AnnualReturn2011	(17.51%)
2012	rr_AnnualReturn2012	22.69%
2013	rr_AnnualReturn2013	27.68%
2014	rr_AnnualReturn2014	(8.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.55%)
1 Year	rr_AverageAnnualReturnYear01	(8.79%)
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	6.75%
International Small-Mid Company Portfolio | MSCI ACWI ex USA SMID Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.05%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.21%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.37%	[1]
International Small-Mid Company Portfolio | S&P Developed Small Cap Ex-U.S. Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
5 Years	rr_AverageAnnualReturnYear05	8.15%
10 Years	rr_AverageAnnualReturnYear10	6.47%

[1]	The Portfolio's investment adviser and sub-adviser elected to change the Portfolio's broad-based securities market index to the MSCI ACWI ex USA SMID Cap Index from the S&P Developed Small Cap Ex-U.S. Growth Index. The MSCI ACWI ex USA SMID Cap Index is more reflective of the investment strategy of the Portfolio.